Net finance expenses - Disclosure of finance income and costs recognized in profit or loss explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Interest income	$ 6,866	$ 13,292
Foreign exchange gains	18,841	10,124
Finance income	25,707	23,416
Interest expense on financial liabilities measured at amortized cost	(159,839)	(53,869)
Interest leasing	(2,515)	(198)
Other financial charges	(4,297)	(5,111)
Foreign exchange losses	(41,076)	(10,218)
Finance expenses	(208,147)	(69,396)
Net finance expenses	(182,440)	(45,980)
Interest rate swaps
Disclosure of financial assets [line items]
Gains (losses) on change in fair value of derivatives	$ (420)	$ 0